Initial Public Offering (Details Narrative) - USD ($)	Sep. 17, 2021	Sep. 17, 2021	Dec. 31, 2022	Dec. 31, 2021
Payments of stock issuance costs	$ 4,615,992
Other offering costs	$ 415,992	$ 415,992
Common Class A [Member]
Common stock, par value			$ 0.0001	$ 0.0001
Warrant [Member] | Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Public Warrant [Member] | Common Class A [Member]
Common stock, par value	11.50	$ 11.50
IPO [Member]
Sale of Units through initial public offering, shares		10,500,000
Share price	$ 10.00	$ 10.00
Proceeds from sale of common stock		$ 105,000,000.0
Payments of stock issuance costs		4,613,955
Payments for underwriting expense		1,050,000
Deferred underwriting fees	$ 3,150,000	3,150,000
Other offering costs	$ 413,955	$ 413,955
IPO [Member] | Common Class A [Member]
Sale of Units through initial public offering, shares		10,500,000
Share price	$ 10.00	$ 10.00